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[CITIGROUP LOGO]                       Global Transaction Services
                                       Two Portland Square
                                       4th Floor
                                       Portland, ME 04101

                                       Tel (207) 822-6100
                                       Fax (207) 822-6688

March 5, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street
NE
Stop 1-4
Washington, D.C. 20549

RE: Forum Funds
    File Nos. 002-67052: 811-03023

Ladies and Gentlemen:

On behalf of Forum Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectuses and Statement of Additional Information with respect to Dover Responsibility Fund and Fountainhead Special Value Fund dated March 1, 2007 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on February 28, 2007, accession number 0001193125-07-042714.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David M. Whitaker
----------------------------------
David M. Whitaker
Citigroup Fund Services, LLC

                                                   Citigroup Fund Services, LLC